Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation:
The consolidated financial statements include the accounts of the Company with certain items pushed down from Holdings, principally share-based compensation. Holdings and its wholly owned subsidiaries includes Par Pharmaceutical Companies, Inc. and Par Pharmaceutical, Inc. where the operations of the Company are conducted and which are the obligators under the Senior Credit Facilities and the 7.375% Senior Notes (refer to Note 13, Debt). All intercompany transactions are eliminated in consolidation.

Basis of Financial Statement Presentation
Basis of Financial Statement Presentation:
Our accounting and reporting policies conform to the accounting principles generally accepted in the United States of America (U.S. GAAP). The Financial Accounting Standards Board (“FASB”) codified all the accounting standards and principles in the Accounting Standards Codification (“ASC”) as the single source of U.S. GAAP recognized by the FASB to be applied by nongovernmental entities in preparation of financial statements in conformity with U.S. GAAP. Rules and interpretive releases of the Securities and Exchange Commission (the “SEC”) under federal securities laws are also sources of authoritative U.S. GAAP for SEC registrants. All content within the ASC carries the same level of authority.
As a result of the Merger, a new basis of accounting was established as of September 29, 2012. The consolidated financial statements and notes differentiate the financial position as of December 31, 2012 and the results of operations and cash flows for the period from September 29, 2012 to December 31, 2012 denoting the new basis of accounting as “Successor” in such statements, with a black line separating that information from the financial position as of December 31, 2011 and the results of operations and cash flows for the period from January 1, 2012 to September 28, 2012 and the years ended December 31, 2011 and December 31, 2010 which is identified as “Predecessor” in such statements and which reflects the basis of accounting prior to the Merger. For additional information on the effects of the Merger, including a discussion of the Company’s accounting for the Merger, refer to Note 2, “Sky Growth Merger”.

Use of Estimates
Use of Estimates:
The consolidated financial statements include certain amounts that are based on management’s best estimates and judgments. Estimates are used in determining such items as provisions for sales returns, rebates and incentives, chargebacks, and other sales allowances, depreciable/amortizable lives, asset impairments, excess inventory, valuation allowance on deferred taxes, purchase price allocations and amounts recorded for contingencies and accruals. Because of the uncertainties inherent in such estimates, actual results may differ from these estimates. Management periodically evaluates estimates used in the preparation of the consolidated financial statements for continued reasonableness.

Use of Forecasted Financial Information in Accounting Estimates
Use of Forecasted Financial Information in Accounting Estimates:
The use of forecasted financial information is inherent in many of our accounting estimates, including but not limited to, determining the estimated fair value of goodwill and intangible assets, matching intangible amortization to underlying benefits (e.g. sales and cash inflows), establishing and evaluating inventory reserves, and evaluating the need for valuation allowances for deferred tax assets. Such forecasted financial information is comprised of numerous assumptions regarding our future revenues, cash flows, and operational results. Management believes that its financial forecasts are reasonable and appropriate based upon current facts and circumstances. Because of the inherent nature of forecasts, however, actual results may differ from these forecasts. Management regularly reviews the information related to these forecasts and adjusts the carrying amounts of the applicable assets prospectively, if and when actual results differ from previous estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents:
We consider all highly liquid money market instruments with an original maturity of three months or less when purchased to be cash equivalents. These amounts are stated at cost, which approximates fair value. At December 31, 2012, cash equivalents were held in a number of money market funds and consisted of immediately available fund balances. We maintain our cash deposits and cash equivalents with well-known and stable financial institutions. At December 31, 2012, our cash and cash equivalents were invested primarily in AAA-rated money market funds, which hold high-grade corporate securities or invested in government and/or government agency securities. We have not experienced any losses on our deposits of cash and cash equivalents to date.
Our primary source of liquidity is cash received from customers. In the period from September 29, 2012 to December 31, 2012 (Successor), we collected $258 million with respect to net product sales. In the period from January 1, 2012 to September 28, 2012 (Predecessor), we collected $854 million with respect to net product sales. We collected $941 million in 2011 (Predecessor) and $1,098 million in 2010 (Predecessor) with respect to net product sales. Our primary use of liquidity includes funding of, general operating expenses, normal course payables due to distribution agreement partners, capital expenditures, business development and product acquisition activities, and corporate acquisitions. In addition to these normal course activities, our significant cash outflows included funds distributed in connection with the Merger of $1,908,725 thousand for the cash paid for equity and the acquisition of products from Watson and Actavis in connection with their merger for $110,000 thousand in the period from September 29, 2012 to December 31, 2012 (Successor).
The ability to monetize our current product portfolio, our product pipeline, and future product acquisitions and generate sufficient operating cash flows that along with existing cash, cash equivalents and available for sale securities will allow us to meet our financial obligations over the foreseeable future. The timing of our future financial obligations and the introduction of products in the pipeline as well as future product acquisitions may require additional debt and/or equity financing; there can be no assurances that we will be able to obtain any such additional financing when needed or on acceptable or favorable terms.

Concentration of Credit Risk
Concentration of Credit Risk:
Financial instruments that potentially subject us to credit risk consist of trade receivables. We market our products primarily to wholesalers, drug store chains, supermarket chains, mass merchandisers, distributors, mail order accounts and drug distributors. We believe the risk associated with this concentration is somewhat limited due to the number of customers and their geographic dispersion and our performance of certain credit evaluation procedures (see Note 8 − “Accounts Receivable - Major Customers”).

Investments in Debt and Marketable Equity Securities
Investments in Debt and Marketable Equity Securities:
We determine the appropriate classification of all debt and marketable equity securities as held-to-maturity, available-for-sale or trading at the time of purchase, and re-evaluate such classification as of each balance sheet date in accordance with FASB ASC 320. Investments in equity securities that have readily determinable fair values are classified and accounted for as available for sale. We assess whether temporary or other-than-temporary unrealized losses on our marketable securities have occurred due to declines in fair value or other market conditions based on the extent and duration of the decline, as well as other factors. Because we have determined that all of our debt and marketable equity securities are available for sale, unrealized gains and losses are reported as a component of accumulated other comprehensive income (loss) in stockholders’ equity. Any other-than-temporary unrealized losses would be recorded in the consolidated statement of operations.

Inventories
Inventories:
Inventories are typically stated at the lower of cost (first‑in, first‑out basis) or market value. As detailed in Note 2, “Sky Growth Merger”, a fair value adjustment of $28,100 thousand increased inventories to market value at September 28, 2012, which was greater than cost. A portion of the fair value adjustment was expensed ratably as part of cost of goods sold on the consolidated statements of operations in the period from September 29, 2012 to December 31, 2012 (Successor). As of December 31, 2012, $6,557 thousand of this fair value adjustment remained on the consolidated balance sheet. The remaining balance was expensed in the first quarter of 2013. We establish reserves for our inventory to reflect situations in which the cost of the inventory is not expected to be recovered. In evaluating whether inventory is stated at the lower of cost or market, management considers such factors as the amount of inventory on hand, estimated time required to sell such inventory, remaining shelf life, remaining contractual terms of any supply and distribution agreements including authorized generic agreements, and current expected market conditions, including level of competition. Such evaluations utilize forecasted financial information. We record provisions for inventory to cost of goods sold.

Property, Plant and Equipment
Property, Plant and Equipment:
As detailed in Note 2, “Sky Growth Merger”, property, plant and equipment was increased to its fair value in the allocation of purchase price as of September 28, 2012. The revised carrying values of the property, plant and equipment are depreciated over their remaining useful lives. The costs of repairs and maintenance are expensed when incurred, while expenditures for refurbishments and improvements that significantly add to the productive capacity or extend the useful life of an asset are capitalized.

Depreciation and Amortization
Depreciation and Amortization:
Property, plant and equipment are depreciated on a straight‑line basis over their estimated useful lives. Leasehold improvements are amortized over the shorter of their estimated useful life or the term of the lease. The following is the estimated useful life for each applicable asset group:

Buildings	10 to 40 years
Machinery and equipment	3 to 15 years
Office equipment, furniture and fixtures	3 to 7 years
Computer software and hardware	3 to 7 years

Impairment of Long-lived Assets
Impairment of Long-lived Assets:
We evaluate long-lived assets, including intangible assets with definite lives, for impairment periodically or whenever events or other changes in circumstances indicate that the carrying value of an asset may no longer be recoverable. If such circumstances are determined to exist, projected undiscounted future cash flows to be generated by the long-lived asset or the appropriate grouping of assets, is compared to the carrying value to determine whether impairment exists at its lowest level of identifiable cash flows. If impairment is identified, a loss is recorded equal to the excess of the asset’s net book value over its fair value, and the cost basis is adjusted. Our judgments related to the expected useful lives of long-lived assets and our ability to realize undiscounted cash flows in excess of the carrying amounts of such assets are affected by factors such as ongoing maintenance and improvements of the assets, changes in economic conditions, our ability to successfully launch products, and changes in operating performance. In addition, we regularly evaluate our other assets and may accelerate depreciation over the revised useful life if the asset has limited future value.

Costs of Computer Software
Costs of Computer Software:
We capitalize certain costs associated with computer software developed or obtained for internal use in accordance with the provisions of FASB ASC 350-40. We capitalize those costs from the acquisition of external materials and services associated with developing or obtaining internal use computer software. We capitalize certain payroll costs for employees that are directly associated with internal use computer software projects once specific criteria of FASB ASC 350-40 are met. Those costs that are associated with preliminary stage activities, training, maintenance, and all other post-implementation stage activities are expensed as they are incurred. All costs capitalized in connection with internal use computer software projects are amortized on a straight-line basis over a useful life of three to seven years, beginning when the software is ready for its intended use.

Research and Development Agreements
Research and Development Agreements:
Research and development costs are expensed as incurred. These expenses include the costs of our internal product development efforts, acquired in-process research and development, as well as costs incurred in connection with our third party collaboration efforts. Milestone payments made under contract research and development arrangements or product licensing arrangements prior to regulatory approval of the associated product are expensed when the milestone is achieved. Once the product receives regulatory approval we record any subsequent milestone payments as intangible assets. We make the determination to capitalize or expense amounts related to the development of new products and technologies through agreements with third parties based on our ability to recover our cost in a reasonable period of time from the estimated future cash flows anticipated to be generated pursuant to each agreement. Market (including competition), regulatory and legal factors, among other things, may affect the realizability of the projected cash flows that an agreement was initially expected to generate. We regularly monitor these factors and subject all capitalized costs to periodic impairment testing.

Costs for Patent Litigation and Legal Proceedings	Costs for Patent Litigation and Legal Proceedings: Costs for patent litigation or other legal proceedings are expensed as incurred and included in selling, general and administrative expenses.
Goodwill and Intangible Assets
Goodwill and Intangible Assets:
We determine the estimated fair values of goodwill and intangible assets with definite and/or indefinite lives based on valuations performed at the time of their acquisition in accordance with FASB ASC 350. Such valuations utilize forecasted financial information. In addition, certain amounts paid to third parties related to the development of new products and technologies, as described above, are capitalized and included in intangible assets on the accompanying consolidated balance sheets.

Goodwill is tested for impairment annually using a two-step process. The first step is to identify a potential impairment, and the second step measures the amount of the impairment loss, if any. Goodwill is impaired if the carrying amount of a reporting unit’s goodwill exceeds its estimated fair value. As of October 1, 2012, Par performed its annual goodwill impairment assessment noting no impairment. No changes in business or other factors are known as of the December 31, 2012 balance sheet date that would necessitate an evaluation for impairment.

Definite lived intangibles are amortized on an accelerated or straight-line basis over their estimated useful life. This determination is made based on the specific asset and the timing of recoverability from expected future cash flows.

We review the carrying value of our long-term assets for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets.

As discussed above with respect to determining an asset’s fair value and useful life, because this process involves management making certain estimates and because these estimates form the basis of the determination of whether or not an impairment charge should be recorded, these estimates are considered to be critical accounting estimates. We will continue to assess the carrying value of our goodwill and intangible assets in accordance with applicable accounting guidance.

Income Taxes
Income Taxes:
We account for income taxes in accordance with FASB ASC 740. Deferred taxes are provided using the asset and liability method, whereby deferred income taxes result from temporary differences between the reported amounts in the financial statements and the tax basis of assets and liabilities, as measured by presently enacted tax rates. We establish valuation allowances against deferred tax assets when it is more likely than not that the realization of those deferred tax assets will not occur. In establishing valuation allowances, management makes estimates such as projecting future taxable income. Such estimates utilize forecasted financial information.

FASB ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for financial statement recognition, measurement and disclosure of tax positions that a company has taken or expects to be taken in a tax return. Additionally, FASB ASC 740-10 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods and transition. See Note 15, “Income Taxes”.

Revenue Recognition and Accounts Receivable Reserves and Allowances
Revenue Recognition and Accounts Receivable Reserves and Allowances:
We recognize revenues for product sales when title and risk of loss transfer to our customers, when reliable estimates of rebates, chargebacks, returns and other adjustments can be made, and collectability is reasonably assured. Included in our recognition of revenues are estimated provisions for sales allowances, the most significant of which include rebates, chargebacks, product returns, and other sales allowances, recorded as reductions to gross revenues, with corresponding adjustments to the accounts receivable reserves and allowances (see Note 5 – “Accounts Receivable”). In addition, we record estimates for rebates paid under federal and state government Medicaid drug reimbursement programs as reductions to gross revenues, with corresponding adjustments to accrued liabilities. We have the experience and access to relevant information that we believe are necessary to reasonably estimate the amounts of such deductions from gross revenues. Some of the assumptions we use for certain of our estimates are based on information received from third parties, such as customers’ inventories at a particular point in time and market data, or other market factors beyond our control. The estimates that are most critical to our establishment of these reserves, and therefore would have the largest impact if these estimates were not accurate, are our estimates of non-contract sales volumes, average contract pricing, customer inventories, processing time lags, and return volumes. We regularly review the information related to these estimates and adjust our reserves accordingly, if and when actual experience differs from previous estimates.

Distribution Costs
Distribution Costs:
We record distribution costs related to shipping product to our customers, primarily through the use of common carriers or external distribution services, in selling, general and administrative expenses. Distribution costs for the period from September 29, 2012 to December 31, 2012 (Successor) were approximately $1.0 million. Distribution costs for the period from January 1, 2012 to September 28, 2012 (Predecessor) were approximately $2.3 million. Distribution costs were approximately $2.5 million for 2011 (Predecessor) and $2.5 million for 2010 (Predecessor).

Fair Value Of Financial Instruments
Fair Value of Financial Instruments:
The carrying amounts of our cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate fair values based upon the relatively short-term nature of these financial instruments.

Concentration of Suppliers of Distributed Products and Internally Manufactured Products
Concentration of Suppliers of Distributed Products and Internally Manufactured Products:
We have entered into a number of license and distribution agreements pursuant to which we distribute generic pharmaceutical products and brand products developed and/or supplied to us by certain third parties. We have also entered into contract manufacturing agreements for third-parties to manufacture some of our own generic products for us. For the period from September 29, 2012 to December 31, 2012 (Successor) and for the period from January 1, 2012 to September 28, 2012 (Predecessor), a significant percentage of our total net product sales were generated from such contract-manufactured and/or licensed products. We cannot provide assurance that the efforts of our contractual partners will continue to be successful, that we will be able to renew such agreements or that we will be able to enter into new agreements in the future. Any alteration to or termination of our current material license and distribution agreements, our failure to enter into new and similar agreements, or the interruption of the supply of our products under such agreements or under our contract manufacturing agreements, could have a material adverse effect on our business, condition (financial and other), prospects or results of operations.

We produce substantially all of our internally manufactured products at our manufacturing facilities in New York and in California as of December 31, 2012. A significant disruption at those facilities, even on a short-term basis, could impair our ability to produce and ship products to the market on a timely basis, which could have a material adverse effect on our business, financial position and results of operations.

Segments
Segments:
FASB ASC 280-10 codifies the standards for reporting of financial information about operating segments in annual financial statements. Management considers our business to be in two reportable business segments, generic and brand pharmaceuticals. Refer to Note 18 – “Segment Information”.

Contingencies and Legal Fees
Contingencies and Legal Fees:
We are subject to various patent litigations, product liability litigations, government investigations and other legal proceedings in the ordinary course of business. Legal fees and other expenses related to litigation are expensed as incurred and included in selling, general and administrative expenses. Contingent accruals are recorded when we determine that a loss is both probable and reasonably estimable. Due to the fact that legal proceedings and other contingencies are inherently unpredictable, our assessments involve significant judgment regarding future events.

Debt Issuance Costs
Debt Issuance Costs:
We capitalize direct costs incurred with obtaining debt financing, which are included in other assets on the consolidated balance sheet. Debt issuance costs are amortized to interest expense over the term of the underlying debt using the effective interest method. We recognized amortized debt issuance costs of $2,829 thousand for the period September 29, 2012 to December 31, 2012 (Successor), and $1,876 thousand for the period January 1, 2012 to September 28, 2012 (Predecessor), $1,400 thousand in the year ended December 31, 2011 (Predecessor), and $304 thousand in the year ended December 31, 2010 (Predecessor).

Recent Accounting Pronouncements
Recent Accounting Pronouncements:
The FASB has issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This amendment of the Codification allows an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments to the Codification in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This ASU must be applied retrospectively. The amendments to the Codification in this ASU were effective for us for fiscal years and interim periods within those years, beginning after December 15, 2011. The Company has presented the components of net income and the components of other comprehensive income in two separate but consecutive statements.
The FASB has issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This amendment of Codification will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under this amendment, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendment includes a number of examples of events and circumstances for an entity to consider in conducting the qualitative assessment. This amendment to the Codification is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company did not assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test as of October 1, 2012, which is the Company’s annual evaluation date for goodwill, but may in the future.

The FASB has issued ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This amendment of ASC permits an entity to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30. If an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then no further action is required. If an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The adoption of this ASU is not expected to have a material impact on the Company's financial statements.

Accounts Receivable
We account for revenue in accordance with FASB ASC 605 Revenue Recognition. In accordance with that standard, we recognize revenue for product sales when title and risk of loss have transferred to our customers, when reliable estimates of rebates, chargebacks, returns and other adjustments can be made, and when collectability is reasonably assured. This is generally at the time that products are received by our direct customers. We also review available trade inventory levels at certain large wholesalers to evaluate any potential excess supply levels in relation to expected demand. We determine whether we will recognize revenue at the time that our products are received by our direct customers or defer revenue recognition until a later date on a product by product basis at the time of launch. Upon recognizing revenue from a sale, we record estimates for chargebacks, rebates and incentive programs, product returns, cash discounts and other sales reserves that reduce accounts receivable.